Restricted Stock Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Restricted Stock Awards
Summary of Restricted Stock Award Activity

A summary of restricted stock award activity for the three months ended March 31, 2020 is presented below.

		Weighted-
		Weighted-
		Average
		Grant Date
	Shares	Fair Value

Non-vested at December 31, 2019	1,486,354	$1.36
Granted	-	-
Vested	(11,025)	1.36
Forfeited	-	-
Non-vested at March 31, 2020	1,475,329	$1.36

A summary of restricted stock award activity for the years ended December 31, 2019 and 2018 are presented below.

Weighted-
Average
Grant Date
	Shares	Fair Value

Non-vested at December 31, 2017	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Non-vested at December 31, 2018	-	-
Granted	1,923,001	1.36
Vested	(436,647)	1.36
Forfeited	-	-
Non-vested at December 31, 2019	1,486,354	$1.36